Employee Benefit Plans - Compensation Expense to be Recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
2014	$ 124
2015	102
2016	48
2017	3
Total	$ 277